Cover	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment (the “Form 8-K/A”) to the Current Report on Form 8-K, filed by SG Blocks, Inc. with the Securities and Exchange Commission on August 16, 2021 (the “Form 8-K”), is to add Inline eXtensible Business Reporting Language (“XBRL”) tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same. All other information in the Form 8-K remains unchanged.
Document Period End Date	Aug. 16, 2021
Entity File Number	001-38037
Entity Registrant Name	SG BLOCKS, INC.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	195 Montague Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SGBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false